COMMITMENTS	12 Months Ended
Dec. 31, 2012
COMMITMENTS
19.	COMMITMENTS

	December 31, 2012	December 31, 2011
Capital expenditure—authorized
KDC	401.0	373.7
Beatrix	104.8	87.1
Other	0.8	0.4

	506.6	461.2

Capital expenditure—contracted for	59.7	49.3
Other guarantees	0.5	0.5

All the contracted capital expenditure as at December 31, 2012 and December 31, 2011 relates to obligations within the next 12 months. This expenditure primarily relates to hostel upgrades, mining activity and infrastructure for both periods.

Commitments will be funded from internal cash resources and borrowings as necessary.

Refer to note 12(f) for details relating to Gold Fields’ debt guaranteed by Sibanye Gold